Trade and Other Receivables - Summary of Loss Allowance on Accounts Receivable - Trade (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Gross amount	₩ 2,019,933	₩ 2,138,755
Trade and other receivables [member]
Disclosure of financial assets [line items]
Loss allowance	₩ 260,157	₩ 239,448	₩ 241,828
Not Later Than Six Months [member] | Trade and other receivables [member] | Telecommunications service revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	2.70%
Gross amount	₩ 1,135,441
Loss allowance	₩ 30,628
Not Later Than Six Months [member] | Trade and other receivables [member] | Other revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	1.18%
Gross amount	₩ 817,201
Loss allowance	₩ 9,603
More Than 6 Months [Member] | Trade and other receivables [member] | Telecommunications service revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	58.20%
Gross amount	₩ 48,796
Loss allowance	₩ 28,401
More Than 6 Months [Member] | Trade and other receivables [member] | Other revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	35.47%
Gross amount	₩ 9,126
Loss allowance	₩ 3,237
1 - 3 years [Member] | Trade and other receivables [member] | Telecommunications service revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	74.10%
Gross amount	₩ 125,181
Loss allowance	₩ 92,753
1 - 3 years [Member] | Trade and other receivables [member] | Other revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	40.03%
Gross amount	₩ 31,345
Loss allowance	₩ 12,546
More than 3 years [Member] | Trade and other receivables [member] | Telecommunications service revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	86.36%
Gross amount	₩ 31,547
Loss allowance	₩ 27,244
More than 3 years [Member] | Trade and other receivables [member] | Other revenue [member]
Disclosure of financial assets [line items]
Expected credit loss rate	68.44%
Gross amount	₩ 81,453
Loss allowance	₩ 55,745